Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GNMA FUND, INC.
Entity Central Index Key	0000779785
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000225814
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Z Class
Trading Symbol	(TRZGX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mortgage-backed securities, including GNMAs, generated modestly positive performance for the 12-month period. The sector had one of its strongest quarters ever at the end of 2023 as the Federal Reserve’s more dovish tone helped calm interest rate volatility, although rising U.S. Treasury yields over the 12-month period restrained total returns.

  The yield generated by the fund’s cash holdings, which serve as collateral for our to-be-announced (TBA) positions, contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index. Relative results were also aided by an allocation to interest-only collateralized mortgage obligation positions, which benefited from higher mortgage rates that caused principal prepayments to slow, thereby sustaining interest payments.

  The fund’s use of TBAs detracted from results versus the style-specific benchmark as these instruments generally underperformed cash bonds that offered more stable cash flows. We reduced usage of TBAs—which are selected by the seller and delivered at a later date—as the period progressed in favor of specified mortgage pools.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, we had a significant allocation to GNMAs with lower current coupons, which trade at discounted prices and are attractive, in our view, due to their modest prepayment risk.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
GNMA Fund (Z Class)	1.25%	- 2.59%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg U.S. GNMA Index (Strategy Benchmark)	0.88	- 2.72

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 998,547,000
Holdings Count | Holding	748
Advisory Fees Paid, Amount	$ 1,079,000
InvestmentCompanyPortfolioTurnover	304.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$998,547
Number of Portfolio Holdings	748

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.6%
U.S. Government Agency Securities	101.1
Reserves	-1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Assn.	96.7%
Federal National Mortgage Assn.	4.0
Federal Home Loan Mortgage	0.9
OBX Trust	0.2
Tricon American Homes Trust	0.2
Tricon Residential Trust	0.1
Arroyo Mortgage Trust	0.1
MARQ Trust	0.0
UMBS	-0.6

Material Fund Change [Text Block]
C000005523
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Investor Class
Trading Symbol	(PRGMX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Investor Class	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mortgage-backed securities, including GNMAs, generated modestly positive performance for the 12-month period. The sector had one of its strongest quarters ever at the end of 2023 as the Federal Reserve’s more dovish tone helped calm interest rate volatility, although rising U.S. Treasury yields over the 12-month period restrained total returns.

  The yield generated by the fund’s cash holdings, which serve as collateral for our to-be-announced (TBA) positions, contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index. Relative results were also aided by an allocation to interest-only collateralized mortgage obligation positions, which benefited from higher mortgage rates that caused principal prepayments to slow, thereby sustaining interest payments.

  The fund’s use of TBAs detracted from results versus the style-specific benchmark as these instruments generally underperformed cash bonds that offered more stable cash flows. We reduced usage of TBAs—which are selected by the seller and delivered at a later date—as the period progressed in favor of specified mortgage pools.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, we had a significant allocation to GNMAs with lower current coupons, which trade at discounted prices and are attractive, in our view, due to their modest prepayment risk.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
GNMA Fund (Investor Class)	0.62%	- 0.89%	0.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. GNMA Index (Strategy Benchmark)	0.88	- 0.70	0.76

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 998,547,000
Holdings Count | Holding	748
Advisory Fees Paid, Amount	$ 1,079,000
InvestmentCompanyPortfolioTurnover	304.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$998,547
Number of Portfolio Holdings	748

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.6%
U.S. Government Agency Securities	101.1
Reserves	-1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Assn.	96.7%
Federal National Mortgage Assn.	4.0
Federal Home Loan Mortgage	0.9
OBX Trust	0.2
Tricon American Homes Trust	0.2
Tricon Residential Trust	0.1
Arroyo Mortgage Trust	0.1
MARQ Trust	0.0
UMBS	-0.6

Material Fund Change [Text Block]
C000190558
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	I Class
Trading Symbol	(PRXAX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - I Class	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mortgage-backed securities, including GNMAs, generated modestly positive performance for the 12-month period. The sector had one of its strongest quarters ever at the end of 2023 as the Federal Reserve’s more dovish tone helped calm interest rate volatility, although rising U.S. Treasury yields over the 12-month period restrained total returns.

  The yield generated by the fund’s cash holdings, which serve as collateral for our to-be-announced (TBA) positions, contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index. Relative results were also aided by an allocation to interest-only collateralized mortgage obligation positions, which benefited from higher mortgage rates that caused principal prepayments to slow, thereby sustaining interest payments.

  The fund’s use of TBAs detracted from results versus the style-specific benchmark as these instruments generally underperformed cash bonds that offered more stable cash flows. We reduced usage of TBAs—which are selected by the seller and delivered at a later date—as the period progressed in favor of specified mortgage pools.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, we had a significant allocation to GNMAs with lower current coupons, which trade at discounted prices and are attractive, in our view, due to their modest prepayment risk.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/2017
GNMA Fund (I Class)	0.84%	- 0.73%	0.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.82
Bloomberg U.S. GNMA Index (Strategy Benchmark)	0.88	- 0.70	0.26

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 998,547,000
Holdings Count | Holding	748
Advisory Fees Paid, Amount	$ 1,079,000
InvestmentCompanyPortfolioTurnover	304.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$998,547
Number of Portfolio Holdings	748

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.6%
U.S. Government Agency Securities	101.1
Reserves	-1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Assn.	96.7%
Federal National Mortgage Assn.	4.0
Federal Home Loan Mortgage	0.9
OBX Trust	0.2
Tricon American Homes Trust	0.2
Tricon Residential Trust	0.1
Arroyo Mortgage Trust	0.1
MARQ Trust	0.0
UMBS	-0.6

Material Fund Change [Text Block]